Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 104,145	$ 202,402
Restricted cash	741	677
Marketable securities	19,231	8,428
Marketable securities pledged to creditors	10,272	0
Trade accounts receivable, net	49,585	49,079
Related party receivables	5,068	5,095
Other receivables	17,294	19,416
Inventories	61,715	37,702
Voyages in progress	38,254	45,338
Prepaid expenses and accrued income	6,170	5,741
Current portion of investment in finance lease	9,126	9,745
Other current assets	13	3
Total current assets	321,614	383,626
Long-term assets
Newbuildings	79,602	308,324
Vessels and equipment, net	2,342,130	1,477,395
Vessels and equipment under capital lease, net	251,698	536,433
Investment in finance lease	21,782	30,908
Goodwill	112,452	225,273
Derivative instruments receivable	4,450	4,358
Total assets	3,133,728	2,966,317
Current liabilities
Short-term debt and current portion of long-term debt	113,078	67,365
Current portion of obligations under capital leases	43,316	56,505
Related party payables	8,921	18,103
Trade accounts payable	11,809	4,325
Accrued expenses	38,809	26,159
Other current liabilities	6,067	10,292
Total current liabilities	222,000	182,749
Long-term liabilities
Long-term debt	1,467,074	914,592
Obligations under capital leases	255,700	366,095
Other long-term liabilities	1,325	3,112
Total liabilities	1,946,099	1,466,548
Commitments and contingencies
Equity
Share capital (2017 and 2016: 169,809,324 shares issued and outstanding, par value $1.00 per share)	169,809	169,809
Additional paid in capital	197,399	195,304
Contributed surplus	1,090,376	1,099,680
Accumulated other comprehensive income	2,227	739
Retained (deficit) earnings	(272,503)	34,069
Total equity attributable to the Company	1,187,308	1,499,601
Non-controlling interest	321	168
Total equity	1,187,629	1,499,769
Total liabilities and equity	$ 3,133,728	$ 2,966,317